Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations [Abstract]
Revenues
Costs of goods sold
Gross Profit
Operating Expenses
General and administrative	2,432,660	835,162
Selling and marketing	1,396,077	81,323
Research and development	1,417,745	518,614
Total Operating Expenses	5,246,482	1,435,099
Operating Loss	(5,246,482)	(1,435,099)
Other Income and (Expense)
Interest income	1,235
Interest expense	(30,744)	(35,461)
Inducement expense	(2,212,538)
Unrealized gain (loss) on change in fair value of derivative liabilities	412,763	(73,974)
Total Other Expense, Net	(1,829,284)	(109,435)
Loss before Income Taxes	(7,075,766)	(1,544,534)
Provision for Income Taxes	(843)
Net Loss	$ (7,076,609)	$ (1,544,534)
Net Loss Per Share - Basic and Diluted	$ (0.31)	$ (0.07)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	22,849,010	21,409,369